Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2026
Office premises, Vision exchange #07-08 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year 9 months 18 days
City Gate, Clinic #B1-12 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	1 year 3 months 18 days